Document and Entity Information	12 Months Ended
Dec. 28, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	STANLEY BLACK & DECKER, INC.
Entity Central Index Key	0000093556
Document Type	8-K
Document Period End Date	Dec. 28, 2013
Amendment Flag	false